Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2018
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2018	2017	2016
Purchases, net of inventory variation (a) (b)	(125,816)	(99,411)	(83,377)
Exploration costs	(797)	(864)	(1,264)
Other operating expenses (c)	(27,484)	(24,966)	(24,302)
of which non-current operating liabilities (allowances) reversals	1,068	280	369
of which current operating liabilities (allowances) reversals	(202)	66	(58)
Operating expenses	(154,097)	(125,241)	(108,943)

(a) Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.
(b) The Group values under / over lifting at market value.

(c) Principally composed of production and administrative costs (see in particular the payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations").

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2018	2017	2016
Depreciation and impairment of tangible assets	(13,364)	(14,782)	(12,615)
Amortization and impairment of mineral assets	(628)	(1,321)	(908)
Total	(13,992)	(16,103)	(13,523)

Schedule of inventories and change in the valuation allowance on inventories

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,382	(110)	2,272
Refined products	5,464	(242)	5,222
Chemicals products	1,087	(54)	1,033
Trading inventories	3,918	—	3,918
Other inventories	3,372	(937)	2,435
Total	16,223	(1,343)	14,880

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,658	—	2,658
Refined products	5,828	(36)	5,792
Chemicals products	1,089	(58)	1,031
Trading inventories	4,320	—	4,320
Other inventories	3,632	(913)	2,719
Total	17,527	(1,007)	16,520

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,215	(7)	2,208
Refined products	4,577	(30)	4,547
Chemicals products	877	(58)	819
Trading inventories	4,613	—	4,613
Other inventories	3,936	(876)	3,060
Total	16,218	(971)	15,247

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2018	(1,007)	(359)	23	(1,343)
2017	(971)	9	(45)	(1,007)
2016	(1,068)	41	56	(971)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	17,894	(624)	17,270
Recoverable taxes	4,090	—	4,090
Other operating receivables	10,306	(573)	9,733
Prepaid expenses	837	—	837
Other current assets	64	—	64
Other current assets	15,297	(573)	14,724

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	15,469	(576)	14,893
Recoverable taxes	4,029	—	4,029
Other operating receivables	9,797	(461)	9,336
Prepaid expenses	786	—	786
Other current assets	59	—	59
Other current assets	14,671	(461)	14,210

As of December 31, 2016		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	12,809	(596)	12,213
Recoverable taxes	3,180	—	3,180
Other operating receivables	10,618	(400)	10,218
Prepaid expenses	1,399	—	1,399
Other current assets	38	—	38
Other current assets	15,235	(400)	14,835

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustments and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2018	(576)	(62)	14	(624)
2017	(596)	53	(33)	(576)
2016	(544)	(17)	(35)	(596)
Other current assets
2018	(461)	(148)	36	(573)
2017	(400)	(58)	(3)	(461)
2016	(426)	33	(7)	(400)

Schedule of other creditors and accrued liabilities

As of December 31,
(M$)	2018	2017	2016
Accruals and deferred income	546	419	424
Payable to States (including taxes and duties)	6,861	5,786	5,455
Payroll	1,553	1,439	1,225
Other operating liabilities	13,286	10,135	9,616
Total	22,246	17,779	16,720

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31,
(M$)	2018	2017	2016
Interests paid	(1,818)	(1,305)	(1,028)
Interests received	164	82	90
Income tax paid(a)	(5,024)	(4,013)	(2,892)
Dividends received	2,456	2,219	1,702

(a)	These amounts include taxes paid in kind under production-sharing contracts in Exploration & Production.

Detail of changes in working capital:

For the year ended December 31,
(M$)	2018	2017	2016
Inventories	1,430	(476)	(2,475)
Accounts receivable	(1,461)	(1,897)	(1,916)
Other current assets	(364)	1,274	185
Accounts payable	(822)	2,339	2,546
Other creditors and accrued liabilities	1,986	(413)	541
Net amount, Decrease (Increase)	769	827	(1,119)

Detail of changes in provisions and deferred taxes

As of December 31,
(M$)	2018	2017	2016
Accruals	(432)	3	382
Deferred taxes	(455)	(387)	(1,941)
Total	(887)	(384)	(1,559)